Goodwill (Tables)	12 Months Ended
Mar. 31, 2025
Goodwill [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended March 31, 2024 and 2025 were as follows:

Total
RMB

Balance as of March 31, 2023
Goodwill	40,684
Accumulated impairment loss	(40,684)
-

Transaction during the year
Impairment
Balance as of March 31, 2024
Goodwill	40,684
Accumulated impairment loss	(40,684)
-

Balance as of March 31, 2025
Goodwill	40,684
Accumulated impairment loss	(40,684)
-